Retail | Vanguard Tax-Exempt Money Market Fund
Vanguard Tax-Exempt Money Market Fund
Investment Objective
The Fund seeks to provide current income that is exempt from federal personal income taxes while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Retail Vanguard Tax-Exempt Money Market Fund Investor Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20	[1]
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Vanguard Tax-Exempt Money Market Fund Investor Shares
Management Fees	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%	[1]
[1]	Vanguard and the Fund's board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's board may terminate the temporary expense limitation at any time.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Retail | Vanguard Tax-Exempt Money Market Fund | Investor Shares | USD ($)	15	48	85	192

Principal Investment Policies
The Fund invests in a variety of high-quality, short-term municipal securities. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests in securities with effective maturities of 397 days or less, maintains a dollar-weighted average maturity of 60 days or less, and maintains a dollar-weighted average life of 120 days or less.
Principal Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund’s performance:

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income is based on short-term interest rates—which can fluctuate significantly over short periods—income risk is expected to be high.

• Credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Tax risk, which is the chance that all or a portion of the tax-exempt income from municipal bonds held by the Fund will be declared taxable, possibly with retroactive effect, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.

• Derivatives risk. The Fund may invest in derivatives, which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities, assets, or market indexes.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a comparative benchmark, which has investment characteristics similar to those of the Fund. Returns for the Tax-Exempt Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Tax-Exempt Money Market Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.92% (quarter ended September 30, 2007), and the lowest return for a quarter was 0.00% (quarter ended March 31, 2014).
Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - Retail - Vanguard Tax-Exempt Money Market Fund	1 Year	5 Years	10 Years
Investor Shares	0.01%	0.03%	0.99%
Tax-Exempt Money Market Funds Average	0.01%	0.01%	0.75%